Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments and financial risk management
Schedule of overview of financial instruments

	Measurement category		Carrying amount
	Original	New	Original	New
(in thousands of €)	IAS 39	IFRS 9	IAS 39	IFRS 9

Financial assets — non-current	Available for sale	FVTPL	€1	€1

Research and development incentive receivables — non-current	Amortised cost	Amortised cost	3,033	3,033

Restricted cash — non-current	Amortised cost	Amortised cost	256	256

Trade and other receivables	Amortised cost	Amortised cost	2,842	2,842

Prepaid expenses	Amortised cost	Amortised cost	2,338	2,338

Financial assets—current	FVTPL	FVTPL	168,907	168,907

Research and development incentive receivables — current	Amortised cost	Amortised cost	158	158

Restricted cash — current	Amortised cost	Amortised cost	1,692	1,692

Cash and cash equivalents	Amortised cost	Amortised cost	190,867	190,867

Trade and other payables	Amortised cost	Amortised cost	15,285	15,285

Schedule of assets at fair value

	At December 31,2018
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		283,529
Assets carried at fair value		€283,529		€—	€1

	At December 31,2017
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		168,907
Assets carried at fair value		€168,907		€—	€1

	At December 31,2016
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		6,831
Assets carried at fair value		€6,831		€—	€1

Schedule of net exposure exchange differences of the monetary assets

	At December 31,
(in thousands of €)	2018	2017	2016
USD	312,831	147,169	624
GBP	2	406	—